Debt - Equipment Loan (Details) - USD ($) $ in Thousands	Apr. 19, 2023	Apr. 28, 2024	Jul. 27, 2023	Apr. 30, 2023	Jun. 04, 2021
Debt Instrument [Line Items]
Interest rate					1.07%
Unamortized debt issuance costs and discounts		$ 35,433		$ 6,367
Equipment loan
Debt Instrument [Line Items]
Face amount	$ 11,500		$ 5,000
Periodic payment	$ 431
Interest rate	12.00%		12.00%
Unamortized debt issuance costs and discounts		3,285		2,770
Debt issuance costs, net of amortization		60		76
Debt discount		$ 3,225		$ 2,694